Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Reserves	Accumulated other comprehensive (loss) gain	Retained earnings
Beginning balance (in shares) at Dec. 31, 2023		318,013,861
Beginning balance at Dec. 31, 2023	$ 2,442,461	$ 2,085,565	$ 79,077	$ (70,730)	$ 348,549
Shares issued in connection with Acquisition (in shares)		42,000,000
Shares issued in connection with Acquisition	$ 217,640	$ 217,640
Shares issued in public offerings (in shares)	67,300,000	67,311,076
Shares issued in public offerings	$ 349,228	$ 349,228
Conversion of convertible notes (in shares)		26,602,031
Conversion of convertible notes	139,661	$ 151,877	(12,216)
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		1,474,198
Shares issued on exercise of stock options and settlement of restricted share units	2,456	$ 9,338	(6,882)
Share-based compensation	10,297		10,297
Share issue costs	(13,666)	$ (13,666)
Dispositions of marketable securities	0			74,177	(74,177)
Modification of Convertible Notes	3,824		3,824
Shares acquired and cancelled (in shares)		(168,645)
Shares acquired and cancelled	(1,162)	$ (1,162)
Net income and total comprehensive income	246,813			(92,474)	339,287
Ending Balance (in shares) at Dec. 31, 2024		455,232,521
Ending Balance at Dec. 31, 2024	3,397,552	$ 2,798,820	74,100	(89,027)	613,659
Shares issued in connection with Acquisition (in shares)		302,842,820
Shares issued in connection with Acquisition	1,927,689	$ 1,888,026	39,663
Conversion of convertible notes (in shares)		21,427,419
Conversion of convertible notes	139,278	$ 149,426	(10,148)
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		6,129,690
Shares issued on exercise of stock options and settlement of restricted share units	13,281	$ 38,793	(25,512)
Share-based compensation	14,978		14,978
Share issue costs	(353)	$ (353)	(39,663)
Dispositions of marketable securities	0			15,132	(15,132)
Net income and total comprehensive income	302,882			81,411	221,471
Ending Balance (in shares) at Dec. 31, 2025		785,632,450
Ending Balance at Dec. 31, 2025	$ 5,795,307	$ 4,874,712	$ 93,081	$ 7,516	$ 819,998